FAIR VALUE DISCLOSURES - Schedule of Face Value, Carrying Amounts and Fair Value (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Real estate debt securities, Face Value		$ 0	$ 13,000
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes and bond payable, Face Value	$ 468,901	453,334	403,802
Series A Debentures | Pacific Oak SOR (BVI) Holdings, Ltd. Series A Debentures | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes and bond payable, Face Value	164,065	224,746	259,516
Series B Debentures | Pacific Oak SOR (BVI) Holdings, Ltd. Series B Debentures | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes and bond payable, Face Value	71,601	0
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Real estate debt securities, Value		0	10,859
Carrying Amount | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes and bond payable, Value	467,585	451,743	400,470
Carrying Amount | Series A Debentures | Pacific Oak SOR (BVI) Holdings, Ltd. Series A Debentures | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes and bond payable, Value	161,618	221,920	255,002
Carrying Amount | Series B Debentures | Pacific Oak SOR (BVI) Holdings, Ltd. Series B Debentures | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes and bond payable, Value	69,485	0
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Real estate debt securities, Value		0	10,859
Fair Value | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes and bond payable, Value	461,509	455,849	407,449
Fair Value | Series A Debentures | Pacific Oak SOR (BVI) Holdings, Ltd. Series A Debentures | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes and bond payable, Value	147,194	229,877	$ 255,814
Fair Value | Series B Debentures | Pacific Oak SOR (BVI) Holdings, Ltd. Series B Debentures | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes and bond payable, Value	$ 60,489	$ 0